Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Taxation - Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge [Abstract]
Profit before tax	£ 4,800	£ 3,525	£ 1,939
UK statutory rate of taxation	912	679	388
Differences in overseas taxation rates	675	635	593
Benefit of intellectual property incentives	(522)	(458)	(321)
R&D credits	(73)	(75)	(93)
FV remeasurement of non-taxable put options	221	227	340
Tax losses where no benefit is recognised	24	28	(15)
Permanent differences on disposals and acquisitions	(7)	4	(21)
Other permanent differences	85	196	122
Re-assessments of prior year estimates	(436)	(475)	(116)
US and Swiss Tax Reform	(125)	595
Tax charge/tax rate	£ 754	£ 1,356	£ 877
UK statutory rate of taxation	19.00%	19.25%	20.00%
Differences in overseas taxation rates	14.10%	18.00%	30.60%
Benefit of intellectual property incentives	(10.90%)	(13.00%)	(16.50%)
R&D credits	(1.50%)	(2.10%)	(4.80%)
FV remeasurement of non-taxable put options	4.60%	6.40%	17.50%
Tax losses where no benefit is recognised	0.50%	0.80%	(0.80%)
Permanent differences on disposals and acquisitions	(0.10%)	0.10%	(1.10%)
Other permanent differences	1.70%	5.60%	6.30%
Re-assessments of prior year estimates	(9.10%)	(13.50%)	(6.00%)
US and Swiss Tax Reform	(2.60%)	16.90%
Tax charge/tax rate	15.70%	38.50%	45.20%